ACCOUNTS PAYABLE (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTS PAYABLE [Abstract]
Game license fees payable	$ 26,280,480	$ 27,172,547
Fees payable to content and channel providers	6,589,293	9,048,431
Royalty fees payable	5,448,409	4,938,395
Others	1,196,197	1,452,951
Total	$ 39,514,379	$ 42,612,324